Other Financial Liabilities (debt) (Tables) - Sociedad Minera El Brocal S.A.A. [Member]	12 Months Ended
Dec. 31, 2019
Disclosure Of Other Financial Liabilities debt [Line Items]
Schedule of other financial liabilities

This item is made up as follows:

	December 31, 2019	December 31, 2018
	US$(000)	US$(000)
Current debt:
Lease liabilities (a)	8,855	—

Non-current debt:
Senior unsecured credit facility (b)	830,000	1,030,000
Lease liabilities (a)	76,944	—
Less : Debt issuance cost	(4,124)	(7,190)
Total non-current debt	902,820	1,022,810
Total other financial liabilities	911,675	1,022,810

Schedule of lease liabilities and the movements
(a)	operations. Set out below are the carrying amounts of lease liabilities and the movements during the period:

2019
US$(000)

Balance at beginning of the year:	95,728
Additions	550
Interest expense on lease liabilities	5,242
Payments	(10,479)
Payments of Interest	(5,242)

Balance at end of the year	85,799

The following are the amounts recognized in profit or loss:

2019
US$(000)

Depreciation charge of right-of-use assets, see Note 15	11,488
Interest expense on lease liabilities, see Note 18	5,242
Expense relating to variable lease payments, low-value and short-term leases, see Note 15	7,069

23,799

Schedule of movement of the changes derived from the financing activities

Following is the movement of the changes derived from the financing activities for the year ended December 31, 2019 and 2018:

	January 01,				December 31,					December 31,
	2018	Additions	Payments	Others	2018	IFRS 16 adoption	Additions	Payments	Others	2019
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)

Current:
Leases, see Note 10 (a)	—	—	—	—	—	8,119	464	(10,479)	10,751	8,855

Non-current:
Senior unsecured credit facility	1,280,000	—	(250,000)	—	1,030,000	—	—	(200,000)	—	830,000
Debt issuance cost	(11,512)	—	—	4,322	(7,190)	—	—	—	3,066	(4,124)
Leases, see Note 10 (a)	—	—	—	—	—	87,609	86	—	(10,751)	76,944

Total liabilities from financing activities	1,268,488	—	(250,000)	4,322	1,022,810	95,728	550	(210,479)	3,066	911,675